INCOME TAXES - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)		27.00%	27.00%	27.00%
Effect of permanent difference (as a percent)		(18.00%)	(16.00%)	1.00%
Effect of different tax rate on earnings in other jurisdictions (as a percent)		(7.00%)	(18.00%)	(3.00%)
Effect of tax holiday (as a percent)		(2.00%)	(4.00%)
Unrecognized tax provision (as a percent)			4.00%
Change in valuation allowance (as a percent)		(6.00%)	32.00%
Effect of change in tax rate		39.00%
Others (as a percent)		(5.00%)	(3.00%)	(3.00%)
Actual income tax rate (as a percent)		28.00%	22.00%	22.00%
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)		10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested		$ 353,400
Provision for withholding income tax on dividend		$ 0
Preferential withholding tax rate (as a percent)		5.00%
Corporate tax rate		35.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount (in dollars)		$ 2,850	$ 3,343
Per share effect - basic (in dollars per share)		$ 0.05	$ 0.06
Per share effect - diluted (in dollars per share)		$ 0.05	$ 0.06
Forecast
Additional disclosure
Corporate tax rate	21.00%
Minimum
Additional disclosure
Unrecognized deferred tax liabilities		$ 17,600
Withholding tax rate (as a percent)		5.00%
Maximum
Additional disclosure
Unrecognized deferred tax liabilities		$ 35,300
Withholding tax rate (as a percent)		10.00%